Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 727,733	€ 683,611
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	733,627	689,445
Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(5,894)	(5,833)
Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	23,034	18,661
Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	375,097	348,594
Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	39,723	36,797
Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	295,773	285,393
Netherlands
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	206,434	192,197
Netherlands | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	207,270	193,007
Netherlands | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(836)	(811)
Netherlands | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	3,452	1,888
Netherlands | Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	129,994	119,191
Netherlands | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	5,033	5,007
Netherlands | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	68,792	66,921
Rest of the world
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	521,299	491,415
Rest of the world | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	526,357	496,437
Rest of the world | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(5,058)	(5,023)
Rest of the world | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	19,583	16,773
Rest of the world | Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	245,103	229,403
Rest of the world | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	34,690	31,789
Rest of the world | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 226,981	€ 218,473